Portfolio of Investments
Touchstone Balanced Fund – September 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 61.6%
	Information Technology — 16.2%
217,560	Apple, Inc.	$ 37,248,448
53,688	International Business Machines Corp.	7,532,426
140,613	Microsoft Corp.	44,398,555
119,074	Oracle Corp.	12,612,318
57,012	Salesforce, Inc.*	11,560,893
59,302	Texas Instruments, Inc.	9,429,611
33,490	Workday, Inc. - Class A*	7,195,327
		129,977,578
	Health Care — 10.0%
108,095	BioMarin Pharmaceutical, Inc.*	9,564,246
115,178	Bristol-Myers Squibb Co.	6,684,931
65,880	Cencora, Inc.	11,856,424
45,085	HCA Healthcare, Inc.	11,090,008
93,696	Johnson & Johnson	14,593,152
123,668	Medtronic PLC	9,690,624
32,291	UnitedHealth Group, Inc.	16,280,799
		79,760,184
	Financials — 9.0%
226,643	Bank of America Corp.	6,205,485
71,331	Berkshire Hathaway, Inc. - Class B*	24,987,249
54,730	Charles Schwab Corp. (The)	3,004,677
35,137	Goldman Sachs Group, Inc. (The)	11,369,279
6,339	Markel Group, Inc.*	9,334,114
65,367	PayPal Holdings, Inc.*	3,821,355
56,869	Visa, Inc. - Class A	13,080,439
		71,802,598
	Communication Services — 8.5%
214,937	Alphabet, Inc. - Class C*	28,339,444
196,354	Comcast Corp. - Class A	8,706,336
72,764	Meta Platforms, Inc. - Class A*	21,844,480
16,271	Netflix, Inc.*	6,143,930
42,324	Walt Disney Co. (The)*	3,430,360
		68,464,550
	Consumer Discretionary — 5.5%
42,643	Airbnb, Inc. - Class A*	5,851,046
35,184	Alibaba Group Holding Ltd. (China) ADR*	3,051,860
181,305	Amazon.com, Inc.*	23,047,492
40,497	Hilton Worldwide Holdings, Inc.	6,081,840
64,894	Starbucks Corp.	5,922,875
		43,955,113
	Industrials — 5.2%
39,393	Boeing Co. (The)*	7,550,850
17,118	FedEx Corp.	4,534,901
27,788	Hubbell, Inc.	8,709,037
96,838	RTX Corp.	6,969,431
162,613	Southwest Airlines Co.	4,401,934
105,250	SS&C Technologies Holdings, Inc.	5,529,835
46,252	Stanley Black & Decker, Inc.	3,865,742
		41,561,730
	Energy — 2.6%
110,577	Exxon Mobil Corp.	13,001,643
136,219	Schlumberger NV	7,941,568
		20,943,211
	Consumer Staples — 2.5%
192,794	Monster Beverage Corp.*	10,208,443
104,833	Philip Morris International, Inc.	9,705,439
		19,913,882
Shares		Market Value

	Materials — 1.5%
107,398	DuPont de Nemours, Inc.	$ 8,010,817
65,020	International Flavors & Fragrances, Inc.	4,432,413
		12,443,230
	Real Estate — 0.6%
31,755	Jones Lang LaSalle, Inc.*	4,483,171
	Total Common Stocks	$493,305,247
Principal Amount
	U.S. Treasury Obligations — 14.0%
$ 5,355,000	U.S. Treasury Bond, 1.750%, 8/15/41	3,332,232
1,600,000	U.S. Treasury Bond, 2.375%, 2/15/42	1,105,063
5,015,000	U.S. Treasury Bond, 3.250%, 5/15/42	3,993,390
7,890,000	U.S. Treasury Bond, 4.000%, 11/15/42	6,998,368
8,594,000	U.S. Treasury Bond, 4.000%, 11/15/52	7,609,047
7,478,518	U.S. Treasury Inflation Indexed Note, 1.375%, 7/15/33	6,914,562
5,404,137	U.S. Treasury Inflation Indexed Note, 1.500%, 2/15/53	4,454,508
7,000,000	U.S. Treasury Note, 0.250%, 10/31/25	6,347,578
6,834,000	U.S. Treasury Note, 0.750%, 5/31/26	6,137,786
1,000	U.S. Treasury Note, 2.750%, 8/15/32	866
18,619,000	U.S. Treasury Note, 3.375%, 5/15/33	16,893,833
21,405,000	U.S. Treasury Note, 3.500%, 2/15/33	19,642,432
10,914,000	U.S. Treasury Note, 3.625%, 5/31/28	10,462,945
12,045,000	U.S. Treasury Note, 4.000%, 2/29/28	11,735,876
3,199,000	U.S. Treasury Note, 4.125%, 11/15/32	3,085,786
3,275,000	U.S. Treasury Note, 4.375%, 10/31/24	3,238,412
	Total U.S. Treasury Obligations	$111,952,684
	Corporate Bonds — 11.2%
	Financials — 3.2%
1,217,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 2.450%, 10/29/26	1,090,358
1,181,000	American Express Co., 5.282%, 7/27/29	1,151,567
1,219,000	American Tower Corp. REIT, 5.900%, 11/15/33	1,191,707
820,000	Ares Capital Corp., 3.250%, 7/15/25	768,175
479,000	Bank of America Corp., 2.687%, 4/22/32	376,777
753,000	Bank of America Corp., 3.705%, 4/24/28	693,565
828,000	Bank of Montreal (Canada), 3.803%, 12/15/32	723,401
790,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	776,630
1,290,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	920,620
1,092,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	822,034
520,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	425,656
699,000	Citigroup, Inc., 3.200%, 10/21/26	645,381
576,000	Citigroup, Inc., 6.174%, 5/25/34	551,125
790,000	Citizens Bank NA, 4.575%, 8/9/28	721,597
856,000	Cooperatieve Rabobank UA (Netherlands), 144a, 1.106%, 2/24/27	760,264
1,255,000	Corestates Capital III, 144a, (TSFR3M + 0.832%), 6.196%, 2/15/27(A)	1,197,225
796,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	621,839
674,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	621,238
1,175,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	928,159
876,000	JPMorgan Chase & Co., 2.956%, 5/13/31	719,895
902,000	JPMorgan Chase & Co., 3.509%, 1/23/29	818,283
1,147,000	Mastercard, Inc., 2.000%, 11/18/31	900,369
998,000	Morgan Stanley, 3.950%, 4/23/27	927,443
663,000	Morgan Stanley, 5.297%, 4/20/37	591,739
779,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	714,410

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 11.2% (Continued)
	Financials — (Continued)
$ 764,000	Northern Trust Corp., 6.125%, 11/2/32	$ 754,620
1,087,708	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	770,174
1,226,000	PNC Capital Trust, (TSFR3M + 0.832%), 6.241%, 6/1/28(A)	1,152,614
387,000	Prudential Financial, Inc., 5.125%, 3/1/52	333,146
1,000,000	Royal Bank of Canada (Canada), MTN, 5.200%, 8/1/28	973,283
1,368,000	Truist Bank, Ser A, (TSFR3M + 0.932%), 6.300%, 5/15/27(A)	1,270,945
669,000	US Bancorp, 4.967%, 7/22/33	584,173
		25,498,412
	Consumer Discretionary — 1.2%
967,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	734,152
74,700	Air Canada 2015-1 Class A Pass Through Trust (Canada), 144a, 3.600%, 3/15/27	69,057
1,037,000	BAT Capital Corp. (United Kingdom), 3.557%, 8/15/27	948,833
765,000	Brunswick Corp., 4.400%, 9/15/32	622,582
1,461,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	1,133,795
550,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	533,483
605,000	Home Depot, Inc. (The), 5.950%, 4/1/41	618,534
573,000	Imperial Brands Finance PLC (United Kingdom), 144a, 6.125%, 7/27/27	571,532
881,000	Lowe's Cos., Inc., 4.500%, 4/15/30	822,241
1,021,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	890,607
1,208,000	Toyota Motor Corp. (Japan), 5.118%, 7/13/28	1,201,763
644,000	Warnermedia Holdings, Inc., 4.279%, 3/15/32	546,727
954,000	Warnermedia Holdings, Inc., 5.141%, 3/15/52	707,572
		9,400,878
	Health Care — 1.1%
774,000	AbbVie, Inc., 4.450%, 5/14/46	632,066
679,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	480,730
876,000	Amgen, Inc., 5.150%, 3/2/28	861,652
700,000	Becton Dickinson & Co., 4.685%, 12/15/44	590,852
734,000	CommonSpirit Health, 4.187%, 10/1/49	547,091
686,000	CVS Health Corp., 5.125%, 7/20/45	580,409
847,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	635,510
768,000	Elevance Health, Inc., 4.750%, 2/15/33	715,039
668,000	Eli Lilly & Co., 4.875%, 2/27/53	612,740
812,000	HCA, Inc., 5.375%, 9/1/26	796,946
762,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	727,639
871,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	670,141
950,000	Viatris, Inc., 2.700%, 6/22/30	742,745
		8,593,560
	Industrials — 1.0%
792,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	639,546
469,000	Boeing Co. (The), 5.805%, 5/1/50	427,477
887,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	879,982
603,000	Carrier Global Corp., 3.577%, 4/5/50	406,504
595,000	FedEx Corp., 5.100%, 1/15/44	513,920
859,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	729,996
743,000	Norfolk Southern Corp., 4.837%, 10/1/41	643,275
547,000	Roper Technologies, Inc., 2.950%, 9/15/29	474,201
1,188,000	Waste Management, Inc., 4.875%, 2/15/34	1,124,680
1,533,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	1,377,760
520,000	WestRock MWV LLC, 8.200%, 1/15/30	572,435
		7,789,776
	Utilities — 0.9%
1,251,000	CMS Energy Corp., 4.750%, 6/1/50	1,067,178
Principal Amount		MarketValue

	Utilities — (Continued)
$ 502,000	Duke Energy Progress LLC, 4.150%, 12/1/44	$ 384,523
504,000	Edison International, 4.125%, 3/15/28	464,302
823,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	669,309
1,041,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	910,847
1,055,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 7.724%, 10/1/66(A)	947,178
1,040,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	615,874
909,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	541,083
739,000	PacifiCorp., 5.750%, 4/1/37	699,305
1,457,000	WEC Energy Group, Inc., (TSFR3M + 2.374%), 7.739%, 5/15/67(A)	1,304,036
		7,603,635
	Energy — 0.9%
690,000	Aker BP ASA (Norway), 144a, 6.000%, 6/13/33	667,055
224,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	200,584
1,136,000	Cheniere Energy, Inc., 4.625%, 10/15/28	1,047,803
620,000	Continental Resources, Inc., 144a, 5.750%, 1/15/31	582,543
656,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	665,931
600,042	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	460,166
1,090,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	996,407
763,000	MPLX LP, 4.950%, 3/14/52	597,163
745,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	766,531
393,000	Occidental Petroleum Corp., 7.950%, 6/15/39	426,026
663,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	444,124
		6,854,333
	Information Technology — 0.8%
580,000	Apple, Inc., 4.650%, 2/23/46	518,029
1,309,000	Broadcom, Inc., 4.150%, 11/15/30	1,160,528
1,048,000	Marvell Technology, Inc., 2.950%, 4/15/31	848,131
1,064,000	Microchip Technology, Inc., 0.983%, 9/1/24	1,015,678
544,000	Micron Technology, Inc., 2.703%, 4/15/32	415,523
194,000	Micron Technology, Inc., 6.750%, 11/1/29	196,964
1,003,000	Microsoft Corp., 2.525%, 6/1/50	611,281
446,000	Microsoft Corp., 3.500%, 2/12/35	389,452
365,000	Oracle Corp., 3.600%, 4/1/40	263,663
247,000	Oracle Corp., 4.300%, 7/8/34	212,514
630,000	Visa, Inc., 4.150%, 12/14/35	570,118
		6,201,881
	Real Estate — 0.6%
856,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	785,886
948,000	Host Hotels & Resorts LP REIT, Ser F, 4.500%, 2/1/26	909,157
939,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	808,075
413,000	Kilroy Realty LP REIT, 2.650%, 11/15/33	279,056
449,000	Kilroy Realty LP REIT, 3.050%, 2/15/30	352,829
671,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	642,249
593,000	SBA Tower Trust REIT, 144a, 6.599%, 1/15/28	594,668
363,000	STORE Capital Corp. REIT, 2.700%, 12/1/31	247,928
196,000	STORE Capital Corp. REIT, 2.750%, 11/18/30	140,400
552,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	472,242
		5,232,490
	Consumer Staples — 0.6%
664,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	585,053
884,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	803,834

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 11.2% (Continued)
	Consumer Staples — (Continued)
$ 1,240,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 2.500%, 1/15/27	$ 1,095,317
398,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 4.375%, 2/2/52	264,548
301,000	Kroger Co. (The), 5.000%, 4/15/42	253,926
850,000	Mars, Inc., 144a, 3.875%, 4/1/39	674,538
1,188,000	Philip Morris International, Inc., 5.375%, 2/15/33	1,126,388
484,000	Starbucks Corp., 3.350%, 3/12/50	317,761
		5,121,365
	Communication Services — 0.6%
433,000	AT&T, Inc., 4.500%, 5/15/35	370,960
1,084,000	British Telecommunications PLC (United Kingdom), 144a, 3.250%, 11/8/29	935,912
577,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	503,789
692,000	Comcast Corp., 4.000%, 3/1/48	518,358
632,000	Paramount Global, 4.200%, 5/19/32†	502,572
943,000	T-Mobile USA, Inc., 3.875%, 4/15/30	835,963
566,000	T-Mobile USA, Inc., 5.750%, 1/15/54	521,729
877,000	Verizon Communications, Inc., 2.987%, 10/30/56	486,291
		4,675,574
	Materials — 0.3%
600,000	Braskem Netherlands Finance BV (Brazil), 144a, 4.500%, 1/31/30	489,058
531,000	Braskem Netherlands Finance BV (Brazil), 144a, 5.875%, 1/31/50	382,579
833,000	Celanese US Holdings LLC, 6.165%, 7/15/27	821,491
846,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	675,965
		2,369,093
	Total Corporate Bonds	$89,340,997
	Commercial Mortgage-Backed Securities — 2.5%
825,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	749,072
26,280,406	BANK, Ser 2019-BN21, Class XA, 0.959%, 10/17/52(A)(B)(C)	985,460
905,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	729,947
1,150,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55(A)(C)	924,199
870,000	BBCMS Mortgage Trust, Ser 2021-C11, Class A5, 2.322%, 9/15/54	672,485
2,520,000	BBCMS Mortgage Trust, Ser 2021-C12, Class A5, 2.689%, 11/15/54	1,998,839
670,000	BBCMS Mortgage Trust, Ser 2022-C14, Class A5, 2.946%, 2/15/55(A)(C)	539,865
900,000	BPR Trust, Ser 2021-KEN, Class B, 144a, (TSFR1M + 2.064%), 7.396%, 2/15/29(A)	888,851
1,500,000	BX Commercial Mortgage Trust, Ser 2020-VIV3, Class B, 144a, 3.662%, 3/9/44(A)(C)	1,247,480
1,500,000	BX Commercial Mortgage Trust, Ser 2020-VIV4, Class A, 144a, 2.843%, 3/9/44	1,219,550
755,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	621,979
1,220,000	COMM Mortgage Trust, Ser 2018-HOME, Class A, 144a, 3.942%, 4/10/33(A)(C)	1,089,254
700,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(A)(C)	561,741
1,205,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	967,679
1,000,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (TSFR1M + 1.564%), 6.897%, 10/15/36(A)	940,912
Principal Amount		MarketValue
	Commercial Mortgage-Backed Securities — 2.5% (Continued)
$562,000,000	Independence Plaza Trust, Ser 2018-INDP, Class XCP, 144a, 7/10/35(A)(B)(C)	$ 562
885,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	794,846
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (TSFR1M + 1.317%), 6.649%, 11/15/35(A)	479,485
1,100,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	1,016,856
825,000	SG Commercial Mortgage Securities Trust, Ser 2019-787E, Class A, 144a, 4.163%, 2/15/41	707,361
770,000	Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Class B, 144a, 4.194%, 8/17/36(A)(C)	665,554
2,220,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	1,876,458
	Total Commercial Mortgage-Backed Securities	$19,678,435
	U.S. Government Mortgage-Backed Obligations — 2.0%
1,237	FHLMC, Pool #G08062, 5.000%, 6/1/35	1,214
117,093	FHLMC, Pool #G08637, 4.000%, 4/1/45	107,189
725,820	FHLMC, Pool #Q02664, 4.500%, 8/1/41	686,992
1,262,399	FHLMC, Pool #Q29056, 4.000%, 10/1/44	1,155,614
624,299	FHLMC, Pool #Q29260, 4.000%, 10/1/44	571,495
1,420,970	FHLMC REMIC, Pool #SD8148, 3.000%, 5/1/51	1,181,186
250,976	FNMA, Pool #725423, 5.500%, 5/1/34	249,858
222,509	FNMA, Pool #725610, 5.500%, 7/1/34	221,516
46,252	FNMA, Pool #748895, 6.000%, 12/1/33	45,681
90,303	FNMA, Pool #AD9193, 5.000%, 9/1/40	88,330
231,998	FNMA, Pool #AH8925, 4.500%, 3/1/41	219,283
275,666	FNMA, Pool #AR9195, 3.000%, 3/1/43	235,935
471,996	FNMA, Pool #BC1809, 3.500%, 5/1/46	414,417
1,735,478	FNMA, Pool #BT7156, 2.000%, 8/1/51	1,326,409
1,897,513	FNMA, Pool #CB1336, 2.000%, 8/1/41	1,526,496
1,795,078	FNMA, Pool #FM5085, 2.000%, 12/1/50	1,374,447
555,092	FNMA, Pool #FM5166, 3.000%, 12/1/50	462,704
475,038	FNMA, Pool #FM5279, 3.500%, 11/1/50	413,619
377,887	FNMA, Pool #FM5468, 2.500%, 1/1/36	334,366
539,794	FNMA, Pool #FM5682, 2.500%, 1/1/51	432,284
1,487,901	FNMA, Pool #FM7913, 2.000%, 4/1/36	1,281,637
1,873,783	FNMA, Pool #FM8360, 2.500%, 8/1/51	1,497,277
1,833,313	FNMA, Pool #FM8361, 2.500%, 8/1/51	1,462,213
616,345	FNMA, Pool #MA4166, 3.000%, 10/1/40	528,064
413,698	GNMA, Pool #5175, 4.500%, 9/20/41	392,702
	Total U.S. Government Mortgage-Backed Obligations	$16,210,928
	Asset-Backed Securities — 2.0%
1,000,000	AB BSL CLO 2 Ltd. (Cayman Islands), Ser 2021-2A, Class B1, 144a, (TSFR3M + 1.912%), 7.220%, 4/15/34(A)	984,159
1,500,000	AB BSL CLO 3, Ltd. (Cayman Islands), Ser 2021-3A, Class B, 144a, (TSFR3M + 1.962%), 7.288%, 10/20/34(A)	1,475,310
337,295	CF Hippolyta Issuer LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	306,406
1,113,875	CLI Funding VI LLC, Ser 2020-3A, Class A, 144a, 2.070%, 10/18/45	967,003
835,625	Driven Brands Funding LLC, Ser 2019-1A, Class A2, 144a, 4.641%, 4/20/49	787,022
254,458	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	236,635
1,014,000	Jack in the Box Funding LLC, Ser 2019-1A, Class A2II, 144a, 4.476%, 8/25/49	941,421

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Asset-Backed Securities — 2.0% (Continued)
$ 970,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	$ 867,821
375,165	Jersey Mike's Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	344,263
1,150,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1, 144a, (TSFR3M + 1.962%), 7.282%, 10/19/34(A)	1,138,777
830,875	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	692,623
1,500,000	Palmer Square CLO, Ltd. (Cayman Islands), Ser 2021-4A, Class B, 144a, (TSFR3M + 1.912%), 7.220%, 10/15/34(A)	1,478,934
985,000	Planet Fitness Master Issuer LLC, Ser 2022-1A, Class A2I, 144a, 3.251%, 12/5/51	880,341
1,500,000	Rockford Tower CLO, Ltd. (Cayman Islands), Ser 2021-3A, Class B, 144a, (TSFR3M + 2.012%), 7.338%, 10/20/34(A)(D)	1,467,615
332,225	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	291,904
1,250,000	Textainer Marine Containers, Ltd. (China), Ser 2021-3A, Class A, 144a, 1.940%, 8/20/46	1,024,063
1,400,000	Towd Point Mortgage Trust, Ser 2015-6, Class B1, 144a, 3.823%, 4/25/55(A)(C)	1,261,590
1,140,000	Towd Point Mortgage Trust, Ser 2019-4, Class M1B, 144a, 3.000%, 10/25/59(A)(C)	868,779
	Total Asset-Backed Securities	$16,014,666
Shares
Exchange-Traded Fund — 1.4%
133,451	iShares JP Morgan USD Emerging Markets Bond ETF	11,012,377
Principal Amount
	Non-Agency Collateralized Mortgage Obligations — 1.1%
$ 86,952	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.555%, 7/25/43(A)(C)	80,662
276,667	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.501%, 6/25/45(A)(C)	260,317
385,695	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.645%, 10/25/45(A)(C)	348,022
169,501	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.404%, 5/25/43(A)(C)	160,665
287,808	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.902%, 1/25/45(A)(C)	264,080
289,146	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.769%, 12/25/44(A)(C)	266,625
982,583	Deephaven Residential Mortgage Trust, Ser 2022-2, Class A1, 144a, 4.300%, 3/25/67(A)(C)	900,255
1,209,696	GS Mortgage-Backed Securities Trust, Ser 2021-PJ8, Class A8, 144a, 2.500%, 1/25/52(A)(C)	1,017,827
637,147	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.449%, 1/25/47(A)(C)	538,123
1,092,247	JP Morgan Mortgage Trust, Ser 2020-5, Class B1, 144a, 3.578%, 12/25/50(A)(C)	886,483
573,777	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(C)	466,923
1,397,426	Mill City Mortgage Loan Trust, Ser 2019-1, Class M1, 144a, 3.500%, 10/25/69(A)(C)	1,221,555
143,650	Sequoia Mortgage Trust, Ser 2015-2, Class A19, 144a, 3.500%, 5/25/45(A)(C)	123,464
875,544	Sequoia Mortgage Trust, Ser 2018-CH3, Class B1B, 144a, 4.763%, 8/25/48(A)(C)	800,115
Principal Amount		MarketValue
	Non-Agency Collateralized Mortgage Obligations — 1.1% (Continued)
$ 794,374	Sequoia Mortgage Trust, Ser 2018-CH3, Class B2B, 144a, 4.763%, 8/25/48(A)(C)	$ 725,937
1,199,273	Wells Fargo Mortgage Backed Securities Trust, Ser 2021-2, Class A3, 144a, 2.500%, 6/25/51(A)(C)	1,009,634
	Total Non-Agency Collateralized Mortgage Obligations	$9,070,687
	Agency Collateralized Mortgage Obligations — 0.7%
515,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	342,331
1,650,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	1,134,425
1,500,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	1,105,168
2,150,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	1,487,064
1,370,000	FREMF Mortgage Trust, Ser 2019-K103, Class B, 144a, 3.574%, 12/25/51(A)(C)	1,182,782
186,651	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	180,305
3,583,085	GNMA, Ser 2012-147, Class IO, 0.548%, 4/16/54(A)(B)(C)	43,314
	Total Agency Collateralized Mortgage Obligations	$5,475,389
	Sovereign Government Obligations — 0.3%
674,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	554,524
750,000	Chile Government International Bond, 3.100%, 1/22/61	428,701
663,000	Colombia Government International Bond, 3.250%, 4/22/32	477,880
725,000	Ecuador Government International Bond, 144a, 6.000%, 7/31/30(A)(C)	368,590
680,000	Ghana Government International Bond, 144a, 7.625%, 5/16/29#	300,111
728,000	Mexico Government International Bond, 3.771%, 5/24/61	426,017
	Total Sovereign Government Obligations	$2,555,823
Shares
	Short-Term Investment Funds — 2.9%
23,076,905	Dreyfus Government Cash Management, Institutional Shares, 5.22%∞Ω	23,076,905
496,831	Invesco Government & Agency Portfolio, Institutional Class, 5.26%∞Ω**	496,831
	Total Short-Term Investment Funds	$23,573,736
	Total Investment Securities—99.7% (Cost $691,070,238)	$798,190,969
	Other Assets in Excess of Liabilities — 0.3%	2,103,020
	Net Assets — 100.0%	$800,293,989
(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2023.
(B)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Security has no stated coupon and is considered an equity position in the collateralized loan obligation (“CLO”). CLO equity investments are entitled to recurring distributions which are generally equal to the excess cash flow generated from the underlying investments after payment of the contractual payments to debt holders and fund expenses.

Touchstone Balanced Fund (Unaudited) (Continued)
#	The issuer is in default of certain debt covenants. Income is not being accrued.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2023 was $477,443.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
IO – Interest Only
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
USD – United States Dollar
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities were valued at $51,566,792 or 6.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$493,305,247	$—	$—	$493,305,247
U.S. Treasury Obligations	—	111,952,684	—	111,952,684
Corporate Bonds	—	89,340,997	—	89,340,997
Commercial Mortgage-Backed Securities	—	19,678,435	—	19,678,435
U.S. Government Mortgage-Backed Obligations	—	16,210,928	—	16,210,928
Asset-Backed Securities	—	16,014,666	—	16,014,666
Exchange-Traded Fund	11,012,377	—	—	11,012,377
Non-Agency Collateralized Mortgage Obligations	—	9,070,687	—	9,070,687
Agency Collateralized Mortgage Obligations	—	5,475,389	—	5,475,389
Sovereign Government Obligations	—	2,555,823	—	2,555,823
Short-Term Investment Funds	23,573,736	—	—	23,573,736
Other Financial Instruments
Futures
Interest rate contracts	221,490	—	—	221,490
Total Assets	$528,112,850	$270,299,609	$—	$798,412,459
Liabilities:
Other Financial Instruments
Swap Agreements
Credit contracts	$—	$(31,790)	$—	$(31,790)
Futures
Interest rate contracts	(102,922)	—	—	(102,922)
Total Liabilities	$(102,922)	$(31,790)	$—	$(134,712)
Total	$528,009,928	$270,267,819	$—	$798,277,747

Touchstone Balanced Fund (Unaudited) (Continued)
Futures Contracts
At September 30, 2023, $88,750 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at September 30, 2023:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
Short Futures:
30-Year U.S. Ultra Treasury Bond	12/19/2023	35	$4,154,063	$221,490
Long Futures:
5-Year U.S. Treasury Note	12/29/2023	170	17,911,095	(102,922)
				$118,568
 Centrally Cleared Credit Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Depreciation
Buy Protection:
Wells Fargo	6/20/28	$10,220,000	5.000%	ICE	Markit CDX North America High Yield Series 40 5Y Index	$(160,187)	$(128,397)	$(31,790)
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Core Municipal Bond Fund – September 30, 2023 (Unaudited)
Principal Amount		Market Value
	Fixed Rate Revenue Bonds – 76.3%
$ 550,000	Barry County, MO, COP, 5.000%, 10/01/37	$ 544,180
500,000	Chicago O'Hare International Airport, Revenue Ser A, 5.000%, 01/01/31	515,694
500,000	Chicago, IL, Wastewater Transmission Revenue Ser C, 5.000%, 01/01/26	504,992
525,000	Citizens Property Insurance, Inc., Revenue Ser A1, 5.000%, 06/01/25	529,043
450,000	City of Erie Higher Education Building Authority, Revenue, 5.000%, 05/01/47	392,991
500,000	Cleveland County Educational Fac. Auth., Revenue, 5.000%, 06/01/25	508,272
500,000	Cleveland, OH, Airport System Rev. Ser B, 5.000%, 01/01/37	517,145
500,000	Cobb County Kennestone Hospital Auth., Revenue, 4.000%, 04/01/52	412,549
500,000	Colorado Health Fac. Auth., Revenue, 5.000%, 11/01/28	517,293
500,000	Colorado River Municipal Water District, Revenue, 5.000%, 01/01/25	505,987
500,000	Connecticut State Health & Educational Fac. Auth., Revenue, 5.000%, 07/01/48	495,222
500,000	County of Miami-Dade FL Transit System, Revenue, 5.000%, 07/01/32	508,066
500,000	County of Nez Perce, COP, 5.000%, 03/01/52	482,329
685,000	DeKalb-Jackson Water Supply District Inc, Revenue Ser A, 5.000%, 07/01/32	723,635
500,000	Ferris State University, Revenue Ser A, 5.000%, 10/01/23	500,000
500,000	Florida Development Finance Corp., Revenue Ser A, 5.000%, 06/15/30	504,227
425,000	Georgetown, TX, Utility System Revenue, 5.000%, 08/15/35	450,293
500,000	Greater Jasper School Building Corp., Revenue, 5.000%, 07/15/29	522,698
510,000	Greater Texas Cultural Education Fac. Finance Corp., Revenue, 5.000%, 03/01/28	535,745
350,000	Guam Power Auth., Revenue Ser A, 5.000%, 10/01/26	354,424
500,000	Hamilton County, OH, 5.000%, 08/15/40	500,156
1,000,000	Hamilton County, OH EDR, 5.000%, 06/01/33	1,011,188
465,000	Harris County Cultural Education Fac. Finance Corp., Revenue Ser A, 5.000%, 07/01/52	438,994
500,000	Health Care Auth. for Baptist Health/The, Revenue Ser A, 5.000%, 11/15/32	523,414
500,000	Hospitals & Higher Education Fac. Auth. of Philadelphia/The, Revenue, 5.000%, 07/01/37	509,806
500,000	Illinois Finance Auth., Revenue Ser A, 5.000%, 08/15/47	495,918
675,000	Illinois State Toll Highway Authority, Revenue Ser A, 5.000%, 01/01/46	686,597
500,000	Iowa Higher Education Loan Auth., Revenue, 5.375%, 10/01/52	485,570
500,000	Kentucky Asset Liability Commission, Revenue Ser A, 5.000%, 09/01/25	508,826
595,000	Kentucky Public Energy Auth., Revenue Ser 1, 4.000%, 02/01/30	563,495
500,000	Kentucky State Property & Building Commission, Revenue Ser A, 5.000%, 11/01/23	500,266
500,000	Kentucky State Property & Building Commission, Revenue Ser B, 5.000%, 11/01/23	500,266
500,000	Los Angeles, CA, Wastewater System Revenue Ser C, 5.000%, 06/01/25	512,484
500,000	Louisiana Local Government Environmental Fac. & Community Development Auth, Revenue, 5.000%, 08/15/30	513,522
500,000	Louisiana Public Fac. Auth., Revenue Ser A, 5.000%, 10/15/37	522,512
Principal Amount		Market Value

$ 500,000	Louisville/Jefferson County Metropolitan Government, Revenue Ser A, 5.000%, 05/15/52	$ 464,639
500,000	Medford Hospital Fac. Auth., Revenue Ser A, 5.000%, 08/15/27	517,620
500,000	Metropolitan Government Nashville & Davidson County Sports Auth., Revenue Ser A, 5.250%, 07/01/53	514,879
500,000	Michigan Finance Auth., Revenue, 5.000%, 04/15/28	523,706
500,000	Michigan Finance Authority, Revenue Ser C, 5.000%, 06/01/32	532,764
500,000	Michigan State Building Auth., Revenue Ser I, 5.000%, 04/15/34	509,950
500,000	Missouri Joint Municipal Electric Utility Commission, Revenue, 5.000%, 12/01/36	519,552
500,000	Monroeville Finance Auth., Revenue Ser B, 5.000%, 02/15/29	525,935
575,000	Montrose Redevelopment Auth., 5.000%, 09/01/26	587,574
500,000	Municipal Electric Authority of Georgia Ser A, 5.000%, 07/01/52	487,537
500,000	New Hampshire Business Finance Auth., Revenue Ser A, 5.250%, 06/01/51	518,164
500,000	New Jersey Economic Development Auth., Revenue EDR, 5.000%, 03/01/28	521,579
500,000	New Jersey Transportation Trust Fund Authority, Revenue Ser AA, 5.000%, 06/15/45	507,479
500,000	New York State Dormitory Auth., Revenue, 5.000%, 07/01/29	508,407
500,000	New York State Dormitory Auth., Revenue, 5.000%, 05/01/52	498,310
500,000	Newark Higher Education Finance Corp., Revenue Ser A, 4.000%, 04/01/57	387,645
500,000	North Kent Sewer Auth., Revenue, 5.000%, 11/01/23	500,318
500,000	Ohio Higher Educational Fac. Commission, 5.000%, 03/01/34	474,397
500,000	Oregon State Fac. Auth., Revenue Ser A, 5.000%, 06/01/52	474,941
500,000	Ozark Reorg School District No R-6, COP, 5.000%, 04/01/45	484,614
500,000	Pasco County School Board, COP Ser B, 5.000%, 08/01/46	499,728
500,000	Pennsylvania Economic Development Financing Auth., Revenue EDR Ser 2, 5.000%, 07/01/38	489,247
500,000	Pennsylvania Higher Educational Fac. Auth., Revenue Ser A, 5.000%, 05/01/32	529,487
500,000	Philadelphia Auth. for Industrial Development, Revenue, 5.250%, 11/01/47	503,802
500,000	Polaris Career Center COP, 5.000%, 11/01/35	506,582
500,000	Pulaski County, AR, Revenue, 5.250%, 03/01/53	510,154
500,000	Regional Transportation District, Revenue Ser A, 5.000%, 01/15/29	518,336
500,000	Regional Transportation District, Revenue Ser A, 5.000%, 01/15/31	522,048
500,000	Rhode Island Health and Educational Building Corp., Revenue Ser A, 5.000%, 05/15/48	510,975
520,000	South Carolina Public Service Auth., Revenue Ser A, 4.000%, 12/01/52	422,740
585,000	South Wayne County Water and Sewer Authority, Revenue, 4.000%, 02/15/37	558,656
500,000	St Lucie County School Board, COP Ser A, 5.000%, 07/01/48	506,787
510,000	State Board of Higher Education of the State of North Dakota, Revenue Ser A, 5.000%, 04/01/29	526,995
500,000	State of Illinois Sales Tax Revenue Ser B, 5.000%, 06/15/33	509,870
500,000	Tobacco Settlement Financing Corp, Revenue Ser A, 5.000%, 06/01/30	516,556
500,000	Town of Upland, Revenue EDR, 4.000%, 09/01/43	412,616

Touchstone Core Municipal Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Fixed Rate Revenue Bonds – 76.3% (Continued)
$ 500,000	Troy Capital Resource Corp., Revenue, 5.000%, 09/01/30	$ 525,697
620,000	Walton County District School Board, COP, 5.000%, 07/01/25	626,803
500,000	Wisconsin Health & Educational Fac. Auth., Revenue, 5.000%, 03/15/53	431,477
500,000	Wisconsin Health & Educational Fac. Auth., Revenue Ser B, 5.250%, 12/01/48	498,891
240,000	Yamhill County, OR, Revenue, 4.000%, 12/01/41	204,966
	Total Fixed Rate Revenue Bonds	$38,690,222
	General Obligation Bonds – 21.8%
500,000	Albuquerque Municipal School District No 12, UTGO Ser A, 5.000%, 08/01/35	534,713
500,000	Bartholomew Consolidated School Corp., LTGO, 6.000%, 01/15/26	521,680
500,000	Bexar County Hospital District, LTGO, 5.000%, 02/15/48	510,030
500,000	Chicago Board of Education, UTGO Ser A, 4.000%, 12/01/47	388,408
500,000	Chicago, IL, UTGO Ser A, 5.000%, 01/01/34	513,473
150,000	Detroit, MI, UTGO Ser C, 6.000%, 05/01/43	158,143
505,000	Ecorse Public School District, UTGO, 5.000%, 05/01/27	526,253
150,000	Gold Hill Mesa Metropolitan District No 2, LTGO Ser A, 5.000%, 12/01/29	156,990
500,000	Grand Rapids Public Schools, UTGO, 5.000%, 05/01/25	506,532
500,000	Hudsonville Public Schools, UTGO, 5.000%, 05/01/53	499,481
500,000	Indianapolis Board of School Commissioners, LTGO, 5.000%, 07/15/24	503,526
500,000	Jackson, MS, UTGO, 5.000%, 03/01/28	500,625
610,000	Milwaukee, WI, UTGO Ser N3, 5.000%, 04/01/29	634,659
500,000	North Pine Vistas Metropolitan District No 2, LTGO, 5.250%, 12/01/42	518,810
450,000	School District of Philadelphia/The, LTGO Ser B, 5.000%, 09/01/30	473,957
440,000	School District of Philadelphia/The, LTGO Ser D, 5.000%, 09/01/25	446,795
500,000	St Louis, MO, UTGO Ser A, 5.000%, 02/15/43	506,549
500,000	State of Illinois, UTGO Ser B, 5.500%, 05/01/47	518,704
1,000,000	Toledo, OH, LTGO, 4.000%, 12/01/35	970,863
500,000	Town of Millbury, 5.000%, 08/30/24	505,673
Principal Amount		Market Value

$ 500,000	Whispering Pines Metropolitan District No 1, LTGO, 5.000%, 12/01/52	$ 489,677
650,000	Wichita Falls Independent School District, UTGO, 4.000%, 02/01/26	652,896
	Total General Obligation Bonds	$11,038,437
Shares
	Short-Term Investment Fund — 1.7%
861,327	Dreyfus Government Cash Management Institutional Shares, 5.22%∞Ω	861,327
	Total Investment Securities—99.8% (Cost $54,000,977)	$50,589,986
	Other Assets in Excess of Liabilities — 0.2%	$81,866
	Net Assets — 100.0%	$50,671,852
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2023.
Portfolio Abbreviations:
COP–Certificates of Participation
EDR–Economic Development Revenue
LTGO–Limited Tax General Obligation
UTGO–Unlimited Tax General Obligation
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$49,728,659	$—	$49,728,659
Short-Term Investment Fund	861,327	—	—	861,327
Total	$861,327	$49,728,659	$—	$50,589,986
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone International Equity Fund – September 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 92.2%
	France — 20.3%
	Communication Services — 2.2%
142,000	JCDecaux SE*	$ 2,402,579
	Consumer Discretionary — 7.5%
91,700	Accor SA	3,084,278
113,100	Cie Generale des Etablissements Michelin SCA	3,461,648
1,900	LVMH Moet Hennessy Louis Vuitton SE	1,434,178
	Consumer Staples — 1.5%
9,700	Pernod Ricard SA	1,614,953
	Energy — 3.7%
60,200	TotalEnergies SE	3,958,111
	Financials — 2.5%
42,500	Edenred SE	2,658,631
	Health Care — 2.9%
29,000	Sanofi	3,113,883
	Total France	21,728,261
	United Kingdom — 13.2%
	Communication Services — 2.2%
340,200	Rightmove PLC	2,321,627
	Health Care — 3.7%
1,497,049	ConvaTec Group PLC, 144a	3,967,287
	Industrials — 5.5%
52,500	Bunzl PLC	1,869,724
178,300	Howden Joinery Group PLC	1,595,347
640,000	Rotork PLC	2,424,598
	Information Technology — 1.8%
47,900	Spectris PLC	1,983,548
	Total United Kingdom	14,162,131
	Switzerland — 10.4%
	Consumer Staples — 2.6%
25,000	Nestle SA	2,829,900
	Health Care — 7.8%
31,300	Alcon, Inc.	2,415,341
32,500	Novartis AG	3,319,181
9,700	Roche Holding AG	2,648,111
	Total Switzerland	11,212,533
	Germany — 10.1%
	Communication Services — 1.7%
27,200	Scout24 SE, 144a	1,886,009
	Health Care — 2.5%
87,900	Fresenius SE & Co. KGaA	2,730,194
	Industrials — 1.5%
20,700	Brenntag SE	1,601,698
	Information Technology — 2.1%
17,100	SAP SE	2,213,459
	Materials — 2.3%
76,400	FUCHS SE	2,446,483
	Total Germany	10,877,843
	Japan — 5.8%
	Consumer Discretionary — 2.7%
173,300	USS Co. Ltd.	2,864,883
	Health Care — 1.5%
122,600	Olympus Corp.	1,591,776
Shares		Market Value

	Japan — (Continued)
	Industrials — 1.6%
66,500	FANUC Corp.	$ 1,729,494
	Total Japan	6,186,153
	United States — 5.2%
	Health Care — 3.1%
42,800	Medtronic PLC	3,353,808
	Industrials — 2.1%
69,200	Experian PLC	2,263,364
	Total United States	5,617,172
	Canada — 4.5%
	Materials — 4.5%
52,700	Agnico Eagle Mines Ltd.	2,394,732
169,300	Barrick Gold Corp.	2,459,259
	Total Canada	4,853,991
	Netherlands — 4.0%
	Health Care — 2.8%
151,112	Koninklijke Philips NV*	3,015,025
	Information Technology — 1.2%
2,200	ASML Holding NV	1,295,251
	Total Netherlands	4,310,276
	Mexico — 3.4%
	Communication Services — 1.8%
873,398	Megacable Holdings SAB de CV	1,929,469
	Consumer Staples — 1.6%
859,200	Kimberly-Clark de Mexico SAB de CV - Class A	1,710,758
	Total Mexico	3,640,227
	Hong Kong — 3.1%
	Consumer Discretionary — 3.1%
548,000	Galaxy Entertainment Group Ltd.	3,279,024
	Greece — 2.4%
	Consumer Discretionary — 2.4%
156,000	OPAP SA	2,611,702
	Brazil — 2.0%
	Financials — 2.0%
243,800	Pagseguro Digital Ltd. - Class A*	2,099,118
	South Korea — 1.9%
	Information Technology — 1.9%
39,700	Samsung Electronics Co. Ltd.	2,006,999
	Norway — 1.8%
	Energy — 1.8%
142,900	TGS ASA	1,950,526
	Tanzania — 1.4%
	Communication Services — 1.4%
1,710,000	Helios Towers PLC*	1,531,396
	Taiwan — 1.4%
	Information Technology — 1.4%
16,900	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,468,610
	Spain — 1.2%
	Industrials — 1.2%
41,800	Befesa SA, 144a	1,274,103

Touchstone International Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 92.2% (Continued)
	China — 0.1%
	Consumer Discretionary — 0.1%
5,190	Meituan - Class B, 144a*	$ 75,131
	Total Common Stocks	$98,885,196
	Short-Term Investment Fund — 7.0%
7,447,740	Dreyfus Government Cash Management, Institutional Shares, 5.22%∞Ω	7,447,740
	Total Investment Securities — 99.2% (Cost $97,804,131)	$106,332,936
	Other Assets in Excess of Liabilities — 0.8%	891,354
	Net Assets — 100.0%	$107,224,290
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities were valued at $7,202,530 or 6.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
France	$—	$21,728,261	$—	$21,728,261
United Kingdom	1,983,548	12,178,583	—	14,162,131
Switzerland	—	11,212,533	—	11,212,533
Germany	—	10,877,843	—	10,877,843
Japan	—	6,186,153	—	6,186,153
United States	3,353,808	2,263,364	—	5,617,172
Canada	4,853,991	—	—	4,853,991
Netherlands	—	4,310,276	—	4,310,276
Mexico	3,640,227	—	—	3,640,227
Hong Kong	—	3,279,024	—	3,279,024
Greece	—	2,611,702	—	2,611,702
Brazil	2,099,118	—	—	2,099,118
South Korea	—	2,006,999	—	2,006,999
Norway	—	1,950,526	—	1,950,526
Tanzania	1,531,396	—	—	1,531,396
Taiwan	1,468,610	—	—	1,468,610
Spain	—	1,274,103	—	1,274,103
China	—	75,131	—	75,131
Short-Term Investment Fund	7,447,740	—	—	7,447,740
Total	$26,378,438	$79,954,498	$—	$106,332,936
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone International Growth Fund – September 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 95.7%
	United States — 16.4%
	Information Technology — 16.4%
5,220	Accenture PLC - Class A	$ 1,603,114
10,455	Arista Networks, Inc.*	1,922,988
8,570	Microsoft Corp.	2,705,978
6,570	NVIDIA Corp.	2,857,884
	Total United States	9,089,964
	India — 12.8%
	Financials — 8.9%
29,360	HDFC Bank Ltd. ADR	1,732,533
137,690	ICICI Bank Ltd. ADR	3,183,393
	Information Technology — 3.9%
19,755	LTIMindtree Ltd., 144a	1,234,318
21,545	Tata Consultancy Services Ltd.	912,263
	Total India	7,062,507
	Switzerland — 8.1%
	Consumer Staples — 2.9%
59,040	Coca-Cola HBC AG	1,614,377
	Health Care — 5.2%
23,710	Alcon, Inc.	1,829,640
8,070	Straumann Holding AG	1,027,141
	Total Switzerland	4,471,158
	Canada — 8.0%
	Consumer Discretionary — 4.2%
33,345	Dollarama, Inc.	2,297,387
	Industrials — 3.8%
65,695	CAE, Inc.*	1,533,730
7,760	Canadian Pacific Kansas City Ltd.	576,808
	Total Canada	4,407,925
	United Kingdom — 6.0%
	Consumer Discretionary — 2.6%
125,215	Entain PLC	1,420,166
	Health Care — 2.0%
8,280	AstraZeneca PLC	1,116,844
	Information Technology — 1.4%
54,740	Kainos Group PLC	767,397
	Total United Kingdom	3,304,407
	France — 5.9%
	Information Technology — 5.9%
18,680	Capgemini SE	3,259,544
	Germany — 5.6%
	Communication Services — 2.2%
27,205	Stroeer SE & Co. KGaA	1,209,551
	Information Technology — 3.4%
14,385	SAP SE	1,862,024
	Total Germany	3,071,575
	Spain — 5.1%
	Consumer Discretionary — 1.8%
16,370	Amadeus IT Group SA	988,792
	Health Care — 3.3%
141,345	Grifols SA*	1,830,686
	Total Spain	2,819,478
Shares		Market Value

	Israel — 4.3%
	Information Technology — 4.3%
14,065	Nice Ltd. ADR*	$ 2,391,050
	Argentina — 4.3%
	Information Technology — 4.3%
12,055	Globant SA*	2,385,082
	Netherlands — 4.2%
	Information Technology — 4.2%
3,984	ASML Holding NV	2,345,581
	Sweden — 3.9%
	Consumer Discretionary — 3.9%
21,630	Evolution AB, 144a	2,182,668
	Singapore — 3.2%
	Financials — 3.2%
71,100	DBS Group Holdings Ltd.	1,746,191
	Taiwan — 2.7%
	Information Technology — 2.7%
17,050	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,481,645
	Indonesia — 2.5%
	Financials — 2.5%
3,525,000	Bank Mandiri Persero Tbk PT	1,372,025
	Italy — 1.5%
	Financials — 1.5%
134,530	Nexi SpA, 144a*	819,702
	Poland — 1.2%
	Consumer Staples — 1.2%
8,520	Dino Polska SA, 144a*	690,492
	Total Common Stocks	$52,900,994
	Short-Term Investment Fund — 4.4%
2,420,388	Dreyfus Government Cash Management, Institutional Shares, 5.22%∞Ω	2,420,388
	Total Investment Securities — 100.1% (Cost $53,256,413)	$55,321,382
	Liabilities in Excess of Other Assets — (0.1)%	(65,499)
	Net Assets — 100.0%	$55,255,883
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities were valued at $4,927,180 or 8.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone International Growth Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$9,089,964	$—	$—	$9,089,964
India	4,915,926	2,146,581	—	7,062,507
Switzerland	—	4,471,158	—	4,471,158
Canada	4,407,925	—	—	4,407,925
United Kingdom	767,397	2,537,010	—	3,304,407
France	—	3,259,544	—	3,259,544
Germany	—	3,071,575	—	3,071,575
Spain	—	2,819,478	—	2,819,478
Israel	2,391,050	—	—	2,391,050
Argentina	2,385,082	—	—	2,385,082
Netherlands	—	2,345,581	—	2,345,581
Sweden	—	2,182,668	—	2,182,668
Singapore	—	1,746,191	—	1,746,191
Taiwan	1,481,645	—	—	1,481,645
Indonesia	—	1,372,025	—	1,372,025
Italy	—	819,702	—	819,702
Poland	—	690,492	—	690,492
Short-Term Investment Fund	2,420,388	—	—	2,420,388
Total	$27,859,377	$27,462,005	$—	$55,321,382
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Large Cap Focused Fund – September 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 93.5%
	Information Technology — 24.3%
1,192,750	Apple, Inc.	$ 204,210,727
278,071	International Business Machines Corp.	39,013,361
757,177	Microsoft Corp.	239,078,638
597,489	Oracle Corp.	63,286,035
308,737	Salesforce, Inc.*	62,605,689
315,055	Texas Instruments, Inc.	50,096,896
174,337	Workday, Inc. - Class A*	37,456,304
		695,747,650
	Health Care — 15.2%
596,094	BioMarin Pharmaceutical, Inc.*	52,742,397
615,801	Bristol-Myers Squibb Co.	35,741,090
342,035	Cencora, Inc.	61,556,039
244,688	HCA Healthcare, Inc.	60,188,354
517,873	Johnson & Johnson	80,658,720
676,738	Medtronic PLC	53,029,190
179,842	UnitedHealth Group, Inc.	90,674,538
		434,590,328
	Financials — 14.2%
1,968,763	Bank of America Corp.	53,904,731
386,061	Berkshire Hathaway, Inc. - Class B*	135,237,168
303,965	Charles Schwab Corp. (The)	16,687,679
193,410	Goldman Sachs Group, Inc. (The)	62,581,674
33,943	Markel Group, Inc.*	49,980,728
341,804	PayPal Holdings, Inc.*	19,981,862
292,038	Visa, Inc. - Class A	67,171,660
		405,545,502
	Communication Services — 12.9%
1,167,554	Alphabet, Inc. - Class C*	153,941,995
1,034,614	Comcast Corp. - Class A	45,874,785
387,355	Meta Platforms, Inc. - Class A*	116,287,844
87,632	Netflix, Inc.*	33,089,843
236,159	Walt Disney Co. (The)*	19,140,687
		368,335,154
	Consumer Discretionary — 8.0%
222,780	Airbnb, Inc. - Class A*	30,567,644
180,099	Alibaba Group Holding Ltd. (China) ADR*	15,621,787
955,520	Amazon.com, Inc.*	121,465,702
206,817	Hilton Worldwide Holdings, Inc.	31,059,777
327,273	Starbucks Corp.	29,870,207
		228,585,117
	Industrials — 7.6%
197,301	Boeing Co. (The)*	37,818,656
94,428	FedEx Corp.	25,015,866
133,501	Hubbell, Inc.	41,840,548
545,667	RTX Corp.	39,271,654
820,086	Southwest Airlines Co.	22,199,728
597,739	SS&C Technologies Holdings, Inc.	31,405,207
254,999	Stanley Black & Decker, Inc.	21,312,816
		218,864,475
Shares		Market Value

	Energy — 4.0%
614,529	Exxon Mobil Corp.	$ 72,256,320
753,307	Schlumberger NV	43,917,798
		116,174,118
	Consumer Staples — 3.9%
1,047,244	Monster Beverage Corp.*	55,451,570
594,112	Philip Morris International, Inc.	55,002,889
		110,454,459
	Materials — 2.5%
613,323	DuPont de Nemours, Inc.	45,747,763
361,806	International Flavors & Fragrances, Inc.	24,664,315
		70,412,078
	Real Estate — 0.9%
188,994	Jones Lang LaSalle, Inc.*	26,682,173
	Total Common Stocks	$2,675,391,054
	Short-Term Investment Fund — 6.5%
187,152,121	Dreyfus Government Cash Management, Institutional Shares, 5.22%∞Ω	187,152,121
	Total Investment Securities—100.0% (Cost $1,811,191,738)	$2,862,543,175
	Liabilities in Excess of Other Assets — (0.0%)	(582,820)
	Net Assets — 100.0%	$2,861,960,355
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,675,391,054	$—	$—	$2,675,391,054
Short-Term Investment Fund	187,152,121	—	—	187,152,121
Total	$2,862,543,175	$—	$—	$2,862,543,175
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Large Cap Fund – September 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 98.1%
	Financials — 24.6%
49,562	Berkshire Hathaway, Inc. - Class B*	$ 17,361,569
16,535	BlackRock, Inc.	10,689,712
146,665	Charles Schwab Corp. (The)	8,051,908
72,454	Fiserv, Inc.*	8,184,404
67,741	Progressive Corp. (The)	9,436,321
44,255	Visa, Inc. - Class A	10,179,093
		63,903,007
	Consumer Discretionary — 13.5%
62,649	CarMax, Inc.*	4,431,164
29,823	Home Depot, Inc. (The)	9,011,317
25,555	Lowe's Cos., Inc.	5,311,351
8,744	O'Reilly Automotive, Inc.*	7,947,072
92,052	Starbucks Corp.	8,401,586
		35,102,490
	Materials — 12.6%
25,821	Air Products & Chemicals, Inc.	7,317,672
39,110	Albemarle Corp.	6,650,264
25,935	Martin Marietta Materials, Inc.	10,645,799
18,005	NewMarket Corp.	8,192,995
		32,806,730
	Information Technology — 12.6%
104,593	Apple, Inc.	17,907,368
117,071	Cisco Systems, Inc.	6,293,737
53,741	Texas Instruments, Inc.	8,545,356
		32,746,461
	Industrials — 12.5%
35,425	FedEx Corp.	9,384,791
35,412	Norfolk Southern Corp.	6,973,685
20,932	Old Dominion Freight Line, Inc.	8,564,119
52,553	Republic Services, Inc.	7,489,328
		32,411,923
	Consumer Staples — 8.7%
179,361	Altria Group, Inc.	7,542,130
83,197	Church & Dwight Co., Inc.	7,623,341
67,211	Nestle SA (Switzerland) ADR	7,606,269
		22,771,740
Shares		Market Value

	Communication Services — 6.1%
120,975	Alphabet, Inc. - Class C*	$ 15,950,554
	Health Care — 4.1%
41,290	Johnson & Johnson	6,430,917
126,852	Pfizer, Inc.	4,207,681
		10,638,598
	Energy — 3.4%
52,082	Chevron Corp.	8,782,067
	Total Common Stocks	$255,113,570
	Short-Term Investment Fund — 1.9%
4,922,598	Dreyfus Government Cash Management, Institutional Shares, 5.22%∞Ω	4,922,598
	Total Investment Securities—100.0% (Cost $166,657,075)	$260,036,168
	Other Assets in Excess of Liabilities — 0.0%	6,287
	Net Assets — 100.0%	$260,042,455
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$255,113,570	$—	$—	$255,113,570
Short-Term Investment Fund	4,922,598	—	—	4,922,598
Total	$260,036,168	$—	$—	$260,036,168
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Large Company Growth Fund – September 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 99.6%
	Information Technology — 53.4%
17,717	Accenture PLC - Class A	$ 5,441,068
13,601	Adobe, Inc.*	6,935,150
28,833	Arista Networks, Inc.*	5,303,254
6,773	ASML Holding NV (Netherlands)	3,986,994
22,524	Autodesk, Inc.*	4,660,441
18,967	Entegris, Inc.	1,781,191
17,663	EPAM Systems, Inc.*	4,516,252
12,618	Intuit, Inc.	6,447,041
45,772	Microsoft Corp.	14,452,509
21,935	NVIDIA Corp.	9,541,506
		63,065,406
	Financials — 16.4%
48,523	Charles Schwab Corp. (The)	2,663,913
28,865	Fiserv, Inc.*	3,260,590
11,027	FleetCor Technologies, Inc.*	2,815,634
5,820	Mastercard, Inc. - Class A	2,304,196
50,072	PayPal Holdings, Inc.*	2,927,209
23,460	Visa, Inc. - Class A	5,396,035
		19,367,577
	Communication Services — 8.3%
74,663	Alphabet, Inc. - Class A*	9,770,400
	Consumer Discretionary — 8.2%
66,128	Amazon.com, Inc.*	8,406,191
727	Chipotle Mexican Grill, Inc.*	1,331,741
		9,737,932
	Health Care — 6.1%
53,512	Boston Scientific Corp.*	2,825,434
26,534	Neurocrine Biosciences, Inc.*	2,985,075
2,668	Thermo Fisher Scientific, Inc.	1,350,461
		7,160,970
	Industrials — 3.6%
10,718	Automatic Data Processing, Inc.	2,578,536
6,561	Paycom Software, Inc.	1,701,070
		4,279,606
Shares		Market Value

	Materials — 2.0%
6,385	Linde PLC	$ 2,377,455
	Consumer Staples — 1.6%
36,197	Monster Beverage Corp.*	1,916,631
	Total Common Stocks	$117,675,977
	Short-Term Investment Fund — 0.1%
85,109	Dreyfus Government Cash Management, Institutional Shares, 5.22%∞Ω	85,109
	Total Investment Securities—99.7% (Cost $82,771,860)	$117,761,086
	Other Assets in Excess of Liabilities — 0.3%	386,978
	Net Assets — 100.0%	$118,148,064
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2023.
Portfolio Abbreviations:
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$117,675,977	$—	$—	$117,675,977
Short-Term Investment Fund	85,109	—	—	85,109
Total	$117,761,086	$—	$—	$117,761,086
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Company Fund – September 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 97.7%
	Industrials — 21.1%
157,572	ASGN, Inc.*	$ 12,870,481
75,705	Clean Harbors, Inc. *	12,669,989
140,612	Crane Co.	12,491,970
62,078	Curtiss-Wright Corp.	12,144,319
58,317	EMCOR Group, Inc.	12,269,314
121,148	ESCO Technologies, Inc.	12,652,697
441,635	ExlService Holdings, Inc.*	12,383,445
212,319	Federal Signal Corp.	12,681,814
205,352	ITT, Inc.	20,106,014
292,679	KBR, Inc.	17,250,500
230,656	MAXIMUS, Inc.	17,225,390
276,590	WNS Holdings Ltd. (India) ADR*	18,935,352
440,834	Zurn Elkay Water Solutions Corp.	12,352,169
		186,033,454
	Information Technology — 19.0%
120,089	Advanced Energy Industries, Inc.	12,383,578
498,147	Box, Inc. - Class A*	12,060,139
1,712,750	CCC Intelligent Solutions Holdings, Inc.*	22,865,212
262,370	Ciena Corp.*	12,399,606
181,325	CommVault Systems, Inc.*	12,259,383
203,667	Crane NXT Co.	11,317,775
435,327	Digi International, Inc.*	11,753,829
141,751	Onto Innovation, Inc.*	18,076,088
562,940	PowerSchool Holdings, Inc. - Class A*	12,756,220
90,690	Qualys, Inc.*	13,834,759
71,526	SPS Commerce, Inc.*	12,203,051
288,200	Tower Semiconductor Ltd. (Israel)*	7,078,192
342,245	Verint Systems, Inc.*	7,868,213
		166,856,045
	Health Care — 15.5%
178,760	Bio-Techne Corp.	12,168,193
24,370	Chemed Corp.	12,665,089
178,252	Encompass Health Corp.	11,971,404
190,983	Ensign Group, Inc. (The)	17,748,050
251,097	Globus Medical, Inc. - Class A*	12,466,966
182,354	Merit Medical Systems, Inc.*	12,586,073
550,534	Premier, Inc. - Class A	11,836,481
357,493	Progyny, Inc.*	12,161,912
170,367	QuidelOrtho Corp.*	12,443,606
442,820	R1 RCM, Inc.*	6,673,298
1,019,221	Veradigm, Inc.*	13,392,564
		136,113,636
	Consumer Discretionary — 13.4%
394,496	Frontdoor, Inc.*	12,067,633
388,140	Gentex Corp.	12,630,076
111,425	Grand Canyon Education, Inc.*	13,023,354
258,853	Malibu Boats, Inc. - Class A*	12,688,974
130,603	Oxford Industries, Inc.	12,554,866
189,957	Skyline Champion Corp.*	12,104,060
569,616	Steven Madden Ltd.	18,096,700
129,460	Texas Roadhouse, Inc.	12,441,106
48,927	TopBuild Corp.*	12,310,033
		117,916,802
	Financials — 9.7%
413,399	Atlantic Union Bankshares Corp.	11,897,623
89,070	Evercore, Inc. - Class A	12,280,972
1,652,851	FNB Corp.	17,834,262
Shares		Market Value

	Financials — (Continued)
580,652	Home BancShares, Inc.	$ 12,158,853
183,885	SouthState Corp.	12,386,493
466,100	Webster Financial Corp.	18,788,491
		85,346,694
	Real Estate — 9.4%
311,057	Agree Realty Corp. REIT	17,182,789
774,630	Apple Hospitality REIT, Inc.	11,882,824
122,764	Colliers International Group, Inc. (Canada)	11,693,271
726,598	COPT Defense Properties REIT	17,314,830
557,761	Kite Realty Group Trust REIT	11,947,241
360,229	STAG Industrial, Inc. REIT	12,431,503
		82,452,458
	Materials — 4.2%
148,628	Ashland, Inc.	12,139,935
74,042	Eagle Materials, Inc.	12,329,474
289,963	Silgan Holdings, Inc.	12,500,305
		36,969,714
	Communication Services — 2.7%
690,591	Cargurus, Inc.*	12,099,154
189,491	Ziff Davis, Inc.*	12,068,682
		24,167,836
	Energy — 2.7%
235,190	Cactus, Inc. - Class A	11,808,890
324,768	ChampionX Corp.	11,568,236
		23,377,126
	Total Common Stocks	$859,233,765
	Short-Term Investment Fund — 3.0%
26,882,022	Dreyfus Government Cash Management, Institutional Shares, 5.22%∞Ω	26,882,022
	Total Investment Securities—100.7% (Cost $723,726,526)	$886,115,787
	Liabilities in Excess of Other Assets — (0.7%)	(6,282,108)
	Net Assets — 100.0%	$879,833,679
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$859,233,765	$—	$—	$859,233,765
Short-Term Investment Fund	26,882,022	—	—	26,882,022
Total	$886,115,787	$—	$—	$886,115,787
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Value Fund – September 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 99.3%
	Financials — 17.4%
41,303	American Express Co.	$ 6,161,995
159,709	American International Group, Inc.	9,678,365
274,603	Fidelity National Information Services, Inc.	15,177,308
90,820	M&T Bank Corp.	11,484,189
79,965	Northern Trust Corp.	5,555,968
87,832	The Allstate Corp.	9,785,363
212,474	US Bancorp	7,024,390
301,053	Wells Fargo & Co.	12,301,026
29,569	Willis Towers Watson PLC	6,178,738
		83,347,342
	Health Care — 13.6%
504,745	Avantor, Inc.*	10,640,025
131,031	CVS Health Corp.	9,148,585
30,279	Elevance Health, Inc.	13,184,082
91,092	Medtronic PLC	7,137,969
123,035	Merck & Co., Inc.	12,666,453
24,433	UnitedHealth Group, Inc.	12,318,874
		65,095,988
	Energy — 13.5%
325,285	Enbridge, Inc. (Canada)	10,796,209
372,087	Halliburton Co.	15,069,524
83,364	Hess Corp.	12,754,692
101,813	Phillips 66	12,232,832
60,291	Pioneer Natural Resources	13,839,799
		64,693,056
	Consumer Discretionary — 11.0%
148,008	Aptiv PLC*	14,592,109
276,994	Aramark	9,611,692
320,022	Las Vegas Sands Corp.	14,669,809
32,086	Lithia Motors, Inc.	9,475,958
49,669	Wynn Resorts Ltd.	4,589,912
		52,939,480
	Industrials — 10.6%
52,827	AECOM	4,386,754
66,766	JB Hunt Transport Services, Inc.	12,586,726
205,857	Southwest Airlines Co.	5,572,549
75,058	Stanley Black & Decker, Inc.	6,273,348
587,458	Vertiv Holdings Co.	21,853,437
		50,672,814
	Information Technology — 9.7%
18,169	Broadcom, Inc.	15,090,808
84,886	Cognizant Technology Solutions Corp. - Class A	5,750,177
88,228	Oracle Corp.	9,345,110
89,429	QUALCOMM, Inc.	9,931,985
66,005	Skyworks Solutions, Inc.	6,507,433
		46,625,513
	Materials — 7.3%
51,913	Air Products & Chemicals, Inc.	14,712,144
314,823	Axalta Coating Systems Ltd. *	8,468,739
Shares		Market Value

	Materials — (Continued)
85,780	CRH PLC	$ 4,694,740
98,721	DuPont de Nemours, Inc.	7,363,599
		35,239,222
	Communication Services — 6.7%
62,794	Alphabet, Inc. - Class A*	8,217,223
383,870	Comcast Corp. - Class A	17,020,796
55,525	Electronic Arts, Inc.	6,685,210
		31,923,229
	Real Estate — 3.4%
18,378	Public Storage REIT	4,842,971
402,313	VICI Properties, Inc. REIT	11,707,308
		16,550,279
	Utilities — 3.1%
76,704	Entergy Corp.	7,095,120
102,881	Pinnacle West Capital Corp.	7,580,272
		14,675,392
	Consumer Staples — 3.0%
155,493	Philip Morris International, Inc.	14,395,542
	Total Common Stocks	$476,157,857
	Short-Term Investment Fund — 1.7%
8,060,485	Dreyfus Government Cash Management, Institutional Shares, 5.22%∞Ω	8,060,485
	Total Investment Securities—101.0% (Cost $407,903,205)	$484,218,342
	Liabilities in Excess of Other Assets — (1.0%)	(4,916,078)
	Net Assets — 100.0%	$479,302,264
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2023.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$476,157,857	$—	$—	$476,157,857
Short-Term Investment Fund	8,060,485	—	—	8,060,485
Total	$484,218,342	$—	$—	$484,218,342
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
September 30, 2023 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of September 30, 2023, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended September 30, 2023.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Notes to Portfolios of Investments (Unaudited) (Continued)
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.